    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 9, 2000


                                            REGISTRATION STATEMENT NO. 333-79615

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                             ---------------------


                         POST-EFFECTIVE AMENDMENT NO. 3

                                       TO

                                    FORM S-6
                             ---------------------

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
OF SECURITIES OF UNIT INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2

A.   Exact name of trust: KILICO VARIABLE SEPARATE ACCOUNT
B.   Name of depositor: KEMPER INVESTORS LIFE INSURANCE COMPANY
C.   Complete address of depositor's principal executive offices:
     1 KEMPER DRIVE
     LONG GROVE, ILLINOIS 60049

D.   Name and complete address of agent for service:

                             DEBRA P. REZABEK, ESQ.
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049

                                   COPIES TO:

             FRANK J. JULIAN, ESQ.                             JOAN E. BOROS, ESQ.
    KEMPER INVESTORS LIFE INSURANCE COMPANY                     JORDEN BURT BOROS
                 1 KEMPER DRIVE                            CICCHETTI BERENSON & JOHNSON
           LONG GROVE, ILLINOIS 60049                   1025 THOMAS JEFFERSON STREET, N.W.
                                                        SUITE 400E  WASHINGTON, D.C. 20007

     It is proposed that this filing will become effective (check appropriate box)
          [ ]  Immediately upon filing pursuant to paragraph (b), or

          [X]  60 days after filing pursuant to paragraph (a) (1), or


          [ ]  On (date) pursuant to paragraph (b), or

          [ ]  On (date) pursuant to paragraph (a) (1) of Rule 485.

     If appropriate, check the following box:
          [ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title of securities being registered:
     Variable Portion of Modified Single Premium Variable Universal Life Insurance Policies.

F.   Approximate date of proposed public offering: Continuous.

     [ ]  Check box if it is proposed that this filing will become effective on
          (date) at (time) pursuant to Rule 487.

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


This Amendment to the Registration Statement on Form S-6 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of adding a supplement to the May 1, 2000 Kemper Destinations Life Prospectus and of making certain changes to Part II of such Registration Statement, including the filing of revised exhibits. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any prospectus, exhibit, undertaking, or other information contained in the Registration Statement.

                      SUPPLEMENT DATED             , 2000


                      TO PROSPECTUS DATED MAY 1, 2000 FOR


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                            MODIFIED SINGLE PREMIUM


                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


                         (SINGLE LIFE AND SURVIVORSHIP)


--------------------------------------------------------------------------------


                            KEMPER DESTINATIONS LIFE


                                   ISSUED BY


                    KEMPER INVESTORS LIFE INSURANCE COMPANY



Effective for Policies issued after          , Kemper Investors Life Insurance
Company has revised the Policies to provide for:



     - Allocation of the initial Premium to your investment choices fifteen days after the Policy is issued in states that require us to return your Premium if you cancel your Policy during the free-look period; and



     - An increase in the current monthly cost of insurance charge for Policies with an initial premium more than $500,000 but no more than $2,500,000.



These changes are described below with references to those parts of the Prospectus that are modified by this Supplement.



ALLOCATION OF INITIAL PREMIUM



The following changes are subject to approval in your state.



1.The definition of "TRADE DATE," appearing on page 4 of the Prospectus, is revised to read as follows:



     "TRADE DATE -- On the Trade Date, we allocate your Cash Value to the Subaccounts and/ or the DCA Fixed Account according to your instructions. In some states, the Trade Date is the same as the Issue Date. If your state requires us to return your Premium if you cancel your Policy during the free-look period, the Trade Date will be the Valuation Date which is on or immediately after the fifteenth day after the Issue Date."



2.The third paragraph under the section entitled "Policy Effective Date," appearing on page 5 of the Prospectus is revised to read as follows:



     "If we approve your application, and you paid all or a portion of your initial Premium prior to the Issue Date, we will credit interest to your Initial Premium at our then current declared rate for the period from the Effective Date to the Issue Date. On the Issue Date, if your state requires us to return your Premium if you cancel your Policy during the free-look period, we will initially allocate your initial Premium (and any interest) to the Kemper Money Market Subaccount. On the Trade Date, we will allocate your Cash Value to the Subaccounts you have selected or to the DCA Fixed Account (if you have selected it for Dollar Cost Averaging). In some states, the Trade Date will be the same as the Issue Date. In other states, however, which require us to return your Premium upon cancellation of your Policy during the free-look period, on the Issue Date we will initially allocate your initial Premium (plus any interest) to the Kemper Money Market Subaccount, and the Trade Date will be the Valuation Date which is on or immediately after the fifteenth day after the Issue Date. We will begin to deduct the Policy charges as of the Effective Date."



3.The second paragraph under the section entitled "ALLOCATION OF PREMIUMS," appearing on page 13 of the Prospectus is revised to read as follows:



     "On the Issue Date, if your state requires us to return your Premium if you cancel your Policy during the free-look period, we will initially allocate your initial Premium (plus any interest) to the Kemper Money

     Market Subaccount. Subsequently, on the Trade Date, we will allocate your Cash Value to the Subaccounts and/or the DCA Fixed Account (if you have selected it for Automatic Dollar Cost Averaging) in accordance with your instructions."



MONTHLY COST OF INSURANCE CHARGE



1.The second paragraph appearing under the section entitled "CHARGES," appearing on page 8 of the Prospectus is revised to read as follows:



     "Monthly Deduction. We also deduct a Monthly Deduction from your Cash Value. The Monthly Deduction consists of the cost of insurance charge, the Administration Charge, the Tax Charge and the cost of any benefit rider. We also deduct the Records Maintenance Charge on each Policy Anniversary, if your Policy's Cash Value was less than $50,000 on the previous Policy Anniversary. The cost of insurance charge covers our anticipated mortality costs. If your Initial Premium is more than $2,500,000, your cost of insurance charges may be lower. The Administration Charge is intended to compensate us for some of our administrative costs under the Policy. The Tax Charge covers state premium tax expenses under the Policies and certain federal tax liabilities resulting from our receipt of Premiums under the Policies, as required by law. The Records Maintenance Charge reimburses us for certain administrative costs associated with the Policies. See "Monthly Deduction", on pages 29-30 below."



2.The description of the "Monthly Cost of Insurance Charge" under the section entitled "POLICY CHARGES AND DEDUCTIONS," appearing on page 9 of the Prospectus is revised to read as follows. (Please note, the footnote references in the text below are to the footnotes in the Prospectus which remain unchanged.):



     "Monthly Cost of Insurance Charge:



        Current: The lower of: (i) the product of the applicable current asset-based cost of insurance charge times the Cash Value on the Deduction Day (4); and (ii) the product of the applicable guaranteed cost of insurance rate times the net amount at risk.



        If your initial Premium is no more than $2,500,000 and you paid 100% of the Guideline Single Premium, the current asset-based rate for Single Life Policies for the Standard (NT) (5) rate class is 0.55% annually of Cash Value for the first ten Policy Years and 0.25% thereafter and the rate for Survivorship Policies, when both insureds are in the Standard
        (NT) rate class, is 0.45% for the first ten Policy Years and 0.20% thereafter.



        If your initial Premium is more than $2,500,000 and you paid 100% of the Guideline Single Premium, the current asset-based rate for Single Life Policies for the Standard (NT) rate class is 0.25% for the first ten Policy Years and 0.10% thereafter and the rate for Survivorship Policies, when both insureds are in the Standard (NT) rate class, is 0.20% for the first ten Policy Years and 0.10% thereafter.



        Guaranteed: Ranges from $.06 per $1,000 of net amount at risk to $83.33 per $1,000 of net amount at risk (6)."



3.The first four paragraphs under the description of "Cost of Insurance Charge" under the section entitled "MONTHLY DEDUCTION," appearing on page 29 of the Prospectus are revised to read as follows:



     "Cost of Insurance Charge. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured(s). The current cost of insurance charge differs based on whether you paid 90% or 100% of the Guideline Single Premium at issue. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Policy. If your initial Premium is more than $2,500,000, your cost of insurance charge may be lower.



     The current monthly cost of insurance charge is the lesser of:



        (a) the applicable current asset-based cost of insurance rate times the Cash Value on the Deduction Day; or

        (b) the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Deduction Day.



        If your initial Premium is no more than $2,500,000 and you paid 100% of the Guideline Single Premium, our current asset-based cost of insurance rate for the Single Life Policies for the Standard (NT) rate class is 0.55% annually of Cash Value for Policy Years 1-10, and 0.25% annually of Cash Value thereafter. Our current asset-based cost of insurance rate for Survivorship Policies, when both Insureds are in the Standard (NT) rate class, is 0.45% annually of Cash Value for Policy Years 1-10, and 0.20% annually of Cash Value thereafter.



        If your initial Premium is more than $2,500,000 and you paid 100% of the Guideline Single Premium, our current asset-based cost of insurance rate for the Single Life Policies for the Standard (NT) rate class is 0.25% annually of Cash Value for Policy Years 1-10, and 0.10% annually of Cash Value thereafter. Our current asset-based cost of insurance rate for Survivorship Policies, when both Insureds are in the Standard (NT) rate class, is 0.20% annually of Cash Value for Policy Years 1-10, and 0.10% annually of Cash Value thereafter."

                          PART II -- OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION AS TO FEES AND CHARGES

KILICO hereby represents that the fees and charges deducted under the Modified Single Premium Variable Universal Life Insurance Policies hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                    REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the "1940 Act").

                       UNDERTAKING AS TO INDEMNIFICATION

Pursuant to the Distribution Agreement filed as Exhibit 1-A(3)(a) to this Registration Statement, KILICO and the Separate Account will agree to indemnify Investors Brokerage Services, Inc. ("IBS") against any claims, liabilities and expenses which IBS may incur under the Securities Act of 1933, common law or otherwise, arising out of or based upon any alleged untrue statements of material fact contained in any registration statement or prospectus of the Separate Account, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading. IBS will agree to indemnify KILICO and the Separate Account against any and all claims, demands, liabilities and expenses which KILICO or the Separate Account may incur, arising out of or based upon any act or deed of IBS or of any registered representatives of an NASD member investment dealer which has an agreement with IBS and is acting in accordance with KILICO's instructions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

     The Facing sheet.

     Reconciliation and tie between items in N-8B-2 and Prospectus.

     The prospectus consisting of 79 pages.

     The undertaking to file reports.

     Undertaking as to indemnification pursuant to Rule 484(b)(1) under the Securities Act of 1933.

     Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940.

     The signatures.

     Written consents of the following persons:

        A. Frank J. Julian, Esq. (included in Opinion filed as Exhibit 3(a)).

        B. PricewaterhouseCoopers LLP, independent accountants (filed as Exhibit
6).

        C. Steven D. Powell, FSA (included in Opinion filed as Exhibit 3 (b)).

     The following exhibits:

    (1)1-A(1)      KILICO Resolution establishing the Separate Account
    (2)1-A(3)(a)   Distribution Agreement between KILICO and Investors
                   Brokerage Services, Inc. (IBS)
    (3)1-A(3)(b)   Specimen Selling Group Agreement of IBS
    (9)1-A(3)(c)   Schedules of commissions
    (3)1-A(3)(d)   General Agent Agreement
    (9)1-A(5)(a)   Form of Individual Policy
    (9)1-A(5)(b)   Form of Survivorship Policy
    (9)1-A(5)(c)   Accelerated Death Benefit Rider
    (9)1-A(5)(d)   Extended Maturity Rider
    (9)1-A(5)(e)   Nursing Care Waiver of Withdrawal Charge Rider
    (1)1-A(6)(a)   KILICO Articles of Incorporation
    (3)1-A(6)(b)   By-Laws of KILICO
    (4)1-A(8)(a)   Participation Agreement between KILICO and Scudder Variable
                   Life Investment Fund
    (4)1-A(8)(b)   Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.
    (4)1-A(8)(c)   Indemnification Agreement between KILICO and Scudder Kemper
                   Investments, Inc.
    (7)1-A(8)(f)   Participation Agreement By and Among KILICO and Warburg,
                   Pincus Trust and Credit Suisse Asset Management, LLC
                   (successor to Warburg Pincus Asset Management, Inc.) and
                   Credit Suisse Asset Management Securities, Inc. (f/k/a
                   Counsellors Securities Inc.)
    (8)1-A(8)(g)   Service Agreement between Credit Suisse Asset management,
                   LLC (successor to Warburg Pincus Asset Management, Inc.) and
                   Federal Kemper Life Assurance Company and KILICO

    (11)1-A(8)(h)  Restatement of Participation Agreement among Counsellors
                   Securities, Inc., Warburg Pincus Asset Management, Inc.
                   and/or the Warburg Pincus Funds and KILICO
     (7)1-A(8)(i)  Fund Participation Agreement among KILICO, Kemper Variable
                   Series (formerly known as Kemper Investors Fund), Zurich
                   Kemper Investments, Inc. and Kemper Distributors, Inc.
    (10)1-A(8)(j)  Fund Participation Agreement between KILICO and The Dreyfus
                   Socially Responsible Growth Fund, Inc.
    (12)1-A(8)(k)  Administrative Services Agreement by and between The Dreyfus
                   Corporation and KILICO (redacted)
    (12)1-A(8)(l)  November 1, 1999 Amendment to Fund Participation Agreement
                   between KILICO and The Dreyfus Socially Responsible Growth
                   Fund, Inc.
    (12)1-A(8)(m)  November 1, 1999 Amendment to Administrative Services
                   Agreement by and between The Dreyfus Corporation and KILICO
                   (redacted)
    (12)1-A(8)(n)  Fund Participation Agreement by and among The Alger American
                   Fund, KILICO and Fred Alger & Company, Incorporated
    (12)1-A(8)(o)  Service Agreement between Fred Alger Management, Inc. and
                   KILICO (redacted)
     (9)1-A(10)    Application for Policy
     (2)2          Specimen Notice of Withdrawal Right
     (9)3(a)       Opinion and consent of legal officer of KILICO as to
                   legality of policies being registered
     3(b)          Opinion and consent of actuarial officer of KILICO regarding illustrations and actuarial matters
    (13)6          Consents of PricewaterhouseCoopers LLP, independent
                   accountants
    (13)8          Procedures Memorandum, pursuant to Rule 6e-3(T)(b)(12)(iii)
     9             Illustrations


---------------

 (1) Incorporated by reference to the Registration Statement of the Registrant on Form S-6 filed on or about December 26, 1995 (File No. 33-65399).

 (2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about June 5, 1996 (File No. 33-65399).

 (3) Incorporated by reference to Amendment No. 2 to the Registration Statement of KILICO on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

 (4) Incorporated by reference to Amendment No. 5 to the Registration Statement of KILICO on Form S-1 filed on or about April 20, 1999 (File No. 333-22389).

 (5) [omitted]

 (6) [omitted]

 (7) Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 filed on or about April 8, 1998 (File No. 333-22389).

 (8) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of FKLA Variable Separate Account on Form S-6 filed on or about April 30, 1997 (File No. 33-79808).

 (9) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form S-6 filed on or about September 20, 1999 (File No. 333-79615).

(10) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 filed on or about April 28, 1999 (File No. 2-72671).

(11) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed on or about September 14, 1999 (File No. 333-22375).

(12) Incorporated by reference to Amendment No. 6 to the Registration Statement of KILICO on Form S-1 filed on or about April 17, 2000 (File No. 333-22389).


(13)Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form S-6 filed on or about April 24, 2000 (File No. 333-79615).

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, KILICO Variable Separate Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 9th day of November, 2000.


                                            KILICO VARIABLE SEPARATE ACCOUNT
                                            (Registrant)
                                            By: Kemper Investors Life Insurance
                                            Company

                                            By: /s/ GALE K. CARUSO
                                              ----------------------------------
                                              Gale K. Caruso, President and
                                                Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 9th day of November, 2000.


SIGNATURE                                                                      TITLE
---------                                                                      -----

/s/ GALE K. CARUSO                                     President, Chief Executive Officer and Director
-----------------------------------------------------  (Principal Executive Officer)
Gale K. Caruso

/s/ W. H. BOLINDER                                     Chairman of the Board and Director
-----------------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                              Executive Vice President and Chief Financial Officer
-----------------------------------------------------  (Principal Financial Officer and Principal Accounting
Frederick L. Blackmon                                  Officer)

/s/ DAVID A. BOWERS                                    Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                     Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                       Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                   Director
-----------------------------------------------------
James E. Hohmann

                                  EXHIBIT LIST



        3(b)             Opinion and consent of actuarial officer of KILICO regarding illustrations and actuarial matters
           9             Illustrations